Fair Value Disclosures (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total
Financial Assets
Total financial assets	$ 124,619	$ 125,778
Financial Liabilities
Liabilities related to separate accounts	11,930	11,978
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	737
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	28,918	28,422
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	376	338
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	499	752
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	7,701	7,651
Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	59,178	66,179
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,968	7,200
Total | Short-term investments
Financial Assets
Total financial assets	7,202	1,911
Total | Cash equivalents
Financial Assets
Total financial assets	50	610
Total | Assets held in separate accounts
Financial Assets
Total financial assets	11,930	11,978
Level 1
Financial Assets
Total financial assets	15,280	12,171
Financial Liabilities
Liabilities related to separate accounts	8,028	9,650
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	7,202	1,911
Level 1 | Cash equivalents
Financial Assets
Total financial assets	50	610
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	8,028	9,650
Level 2
Financial Assets
Total financial assets	108,131	111,198
Financial Liabilities
Liabilities related to separate accounts	3,902	2,328
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	737
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	28,918	27,321
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	376	338
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	499	752
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	7,701	7,651
Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	57,970	64,871
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	7,968	7,200
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	3,902	2,328
Level 3
Financial Assets
Total financial assets	1,208	2,409
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	1,101
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	1,208	1,308
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0